Average Annual Total Returns		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS United States 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.45%	13.40%
Coastal Compass 100 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.00%	10.77%
Performance Inception Date	Dec. 17, 2024
Coastal Compass 100 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.33%	10.14%
Coastal Compass 100 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.73%	8.18%